Long-Term Debt - Summary of Longterm Debt (Parenthetical) (Detail) $ in Millions, $ in Millions			12 Months Ended
	Jan. 22, 2024 USD ($)	Oct. 04, 2023 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 2.7		$ 0.0	$ 3.1
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs		$ 19.1	0.0	$ 20.1
Term Facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs			$ 10.0